BIOLOGICAL ASSETS (Details Textual) ha in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) ha	Dec. 31, 2022 USD ($) ha	Dec. 31, 2021 USD ($)
Disclosure Of Biological Assets [Line Items]
Output of agricultural produce | ha	19,700	21,000
Gains (losses) on change in fair value less costs to sell of biological assets for current period	$ 264,477	$ 12,932
Description of biological assets where fair value information is unreliable	The appraisal of biological assets resulted in a greater cost of the lumber sold in comparison to the real incurred cost, which is presented included in the cost of sales which as of December 31, 2023 amounted to ThU.S.$ 344,991 (ThU.S.$ 309,670 as of December 31, 2022).
Description of nature of activities of biological assets	total surface of 1.7 million hectares of which 969 thousand hectares are used for forestry planting, 509 thousand hectares are native forest, 114 thousand hectares are used for other purposes and 140 thousand hectares not yet planted.
Cost of sales	$ 4,744,095	4,274,496	$ 3,681,603
Area of forest plantations affected by fire | ha	47
Recover from catastrophic event | ha	12
Forest fires loss net of insurance compensation	$ 17,000
Percentage of loss from catastrophes net of insurance compensation	3.20%
Subsequent Event [member]
Disclosure Of Biological Assets [Line Items]
Cost of sales	$ 344,991	$ 309,670
Brazil
Disclosure Of Biological Assets [Line Items]
Rate used to discount cash flows	8.30%
Argentina
Disclosure Of Biological Assets [Line Items]
Rate used to discount cash flows	21.00%
Chile
Disclosure Of Biological Assets [Line Items]
Rate used to discount cash flows	7.00%
Uruguay
Disclosure Of Biological Assets [Line Items]
Rate used to discount cash flows	9.00%